Statements of Changes in Net Assets Available for Benefits - Stock Purchase and Savings Program - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statements of Changes in Net Assets Available for Benefits
Interest in investment gain (loss) of the Trust	$ 55,391,357	$ 37,625,146
Contributions:
Participant	13,230,187	17,819,691
Employer	9,089,265	11,264,884
Other		1,615,069
Interest income due to notes receivable from participants	376,070	379,036
Participant withdrawals	(77,592,147)	(102,782,156)
Administration fees	(52,261)	(195,952)
Other		(23,845)
Increase (decrease) in net assets available for benefits prior to transfers	442,471	(34,298,127)
Plan to plan transfers-in	589,588	2,051,583
Plan to plan transfers-out	(413,464)	(395,522)
Increase (decrease) in net assets available for benefits	618,595	(32,642,066)
Net assets available for benefits at beginning of year	382,352,930	414,994,996
Net assets available for benefits at end of year	$ 382,971,525	$ 382,352,930